Line of Credit	12 Months Ended
Dec. 31, 2024
Line of Credit [Abstract]
LINE OF CREDIT

10. LINE OF CREDIT

On April 26, 2023, the Company entered into a three-year bank credit facility with BIDV, under which the Company can draw-down up to $90,000,000 by April 25, 2026. The interest rate for this credit facility was 9.5% per annum, subject to vary every six months. The interest rate was reduced to 8% since August 2023, and further reduced to 6.5% since March 2024 and to 6.3% since September 2024. As of December 31, 2024, the credit facility was collateralized by certain of the Company’s buildings and machinery (Note 7) and guaranteed by SinCo.

For the years ended December 31, 2024 and 2023, the Company has drawn down loans of approximately $14.7 million and $12.0 million for the long-term bank credit facility from BIDV, respectively. For the years ended December 31, 2024 and 2023, the Company repaid loans of approximately $4.8 million and $nil for the long-term bank credit facility from BIDV, respectively.

As of December 31, 2024, the Company has drawn down loans of approximately $21.0 million from the long-term bank credit facility from BIDV and has unused line of credit of approximately $69.0 million. Each loan is repayable upon maturity of the bank credit facility. As of December 31, 2023, the Company has drawn down loans of approximately $11.8 million from for the long-term bank credit facility from BIDV and has unused line of credit of approximately $78.2 million.

For the year ended December 31, 2024, the Company recognized interest expenses of $1,215,221 from long-term bank borrowings, among which $73,479 was capitalized in property and equipment. For the year ended December 31, 2023, the Company recognized interest expenses of $212,064, among which $90,526 was capitalized in property and equipment.

Short-term bank credit facility

On January 31, 2024, the Company entered into a one-year revolving bank credit facility with BIDV, under which the Company can draw-down up to $100,000,000 by January 30, 2025. Each loan is repayable in five months. As of December 31, 2024, the Company has drawn down approximately $16.1 million from the short-term bank credit facility from BIDV and has unused credit facility of approximately $83.9 million. (Note 11).

In March 2025, The Company entered the revolving bank credit facility with BIDV, under which the Company can draw-down up to $30,000,000 by February 28, 2026. Each loan is repayable in five months. As of the date of this report, the Company has drawn down loans of approximately $19.4 million from the short-term bank credit facility from BIDV and has unused line of credit of approximately $10.6 million.

Letter of credit

In April 2025, the Company issued a letter of credit of $5.0 million, as security deposit, to landlord of a solar module plant in Texas. The letter of credit was collateralized with bank deposits of $5.0 million